Financial risk management and fair values - Currency risk - Sensitivity analysis (Details) - Currency risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
United States Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 3,242
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (3,242)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ 5,552
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ (5,552)
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 128
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (128)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ 21
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ (21)
Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 177
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (177)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ 257
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ (257)
Renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%
Decrease in foreign exchange rates	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 6,015
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (6,015)
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in foreign exchange rates	1.00%	1.00%
Decrease in foreign exchange rates	(1.00%)	(1.00%)
Increase in current year losses due to reasonably possible increase in designated risk component	¥ 27
Decrease in current year losses due to reasonably possible decrease in designated risk component	¥ (27)
Increase in accumulated losses due to reasonably possible increase in designated risk component		¥ 10
Decrease in accumulated losses due to reasonably possible decrease in designated risk component		¥ (10)